Accumulated other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Changes in accumulated other comprehensive income
Accumulated other comprehensive income balance, beginning of period	$ 218,092
Accumulated other comprehensive income balance, end of period	301,701	$ 218,092
Accumulated other comprehensive loss (net of tax effect)
Changes in accumulated other comprehensive income
Accumulated other comprehensive income balance, beginning of period	(1,700)	(1,275)
Accumulated other comprehensive income balance, end of period	(3,981)	(1,700)	$ (1,275)
Derivatives
Changes in accumulated other comprehensive income
Gains (loss), net of tax	(1,412)
Tax effects	197
Accumulated other comprehensive income balance, end of period	(1,412)
Pension plan
Changes in accumulated other comprehensive income
Accumulated other comprehensive income balance, beginning of period	(378)
Gains (loss), net of tax	(205)	(378)
Tax effects	40	28
Accumulated other comprehensive income balance, end of period	(583)	(378)
Translation Adjustments and Other
Changes in accumulated other comprehensive income
Accumulated other comprehensive income balance, beginning of period	(1,322)	(1,275)	(2,393)
Gains (loss), net of tax	(664)	(47)	1,118
Accumulated other comprehensive income balance, end of period	$ (1,986)	$ (1,322)	$ (1,275)